FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables present the fair values of the Company’s assets and liabilities measured at fair value on a recurring basis, with the exception of pension assets and liabilities as of December 31, 2021 and December 31, 2020. Refer to Note 15 “Employee Benefit Plans” for the presentation of fair value of pension assets and liabilities.

		Fair Value Measurements as of December 31, 2021 Using
	Balance Sheet Classification	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Foreign currency forward contracts:		(U.S. Dollars in thousands)
	Other receivables, net	$—	$2,385	$—	$2,385
	Accrued liabilities	—	(800)	—	(800)
Bunker fuel hedges:	Other receivables, net	—	1,023	—	1,023
Interest rate swap contracts:	Other assets	—	10,102	—	10,102
Rabbi Trust investments:
	Short-term investments	—	—	6,115	6,115
	Long-term investments	—	—	23,433	23,433
Contingent consideration:
	Contingent consideration	—	—	(2,958)	(2,958)
	Contingent consideration, less current portion	—	—	(4,302)	(4,302)
Total		$—	$12,710	$22,288	$34,998

		Fair Value Measurements as of December 31, 2020 Using
	Balance Sheet Classification	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
		(U.S. Dollars in thousands)
Foreign currency forward contracts:	Accrued liabilities	$—	$(1,424)	$—	$(1,424)
Other investments:	Other assets	—	—	406	406
Contingent consideration:
	Contingent consideration	—	—	(4,912)	(4,912)
	Contingent consideration, less current portion	—	—	(5,786)	(5,786)
Total		$—	$(1,424)	$(10,292)	$(11,716)

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The table below sets forth a summary of changes in the fair value of the Level 3 investments, excluding contingent consideration and pension assets, for the years ended December 31, 2021 and December 31, 2020:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
(U.S. Dollars in thousands)
Balance as of December 31, 2019	$555
Net unrealized losses recognized in earnings	(149)
Balance as of December 31, 2020	406
Additions from the acquisition of Legacy Dole	29,574
Transfers out of Level 3 investments	(406)
Net realized and unrealized losses recognized in earnings*	(286)
Plan contributions	1,210
Plan distributions	(950)
Balance as of December 31, 2021	$29,548
* Net amount comprised realized gains of $0.5 million and unrealized losses of $(0.8) million recorded in other income (expense), net, in the consolidated statements of operations.
Fair Value, Liabilities Measured on Recurring Basis
The carrying values, net of debt discounts and debt issuance costs, and gross estimated fair values of Dole’s debt based on Level 2 inputs in the fair value hierarchy are summarized below:

	December 31, 2021
	Carrying Value	Estimated Fair Value

	(U.S. Dollars in thousands)
Term Loan A and Term Loan B	$815,764	$833,637